Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Finished goods	$ 68.5	$ 65.4
Work-in-process	7.9	9.1
Raw materials and supplies	16.6	16.7
Total	93.0	91.2
Sales returns [Abstract]
Beginning balance	5.3	4.4
Amounts accrued	45.4	48.6
Returns charged to accrual	(45.6)	(47.7)
Ending balance	5.1	5.3	4.4
Standard product warranty disclosure [Abstract]
North American sales warranty period	25-year
International sales warranty period	15-year
Warranty period on pillows	3-year
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	4.3	4.1
Amounts accrued	6.0	5.3
Warranties charged to accrual	(5.5)	(5.1)
Ending balance	4.8	4.3	4.1
Revenue Recognition [Abstract]
Allowance for doubtful accounts included in accounts receivable, net	8.2	6.8
Shipping and handling included in net sales	4.9	6.0	6.1
Shipping and handling included in cost of sales	99.7	101.2	87.7
Advertising Costs [Abstract]
Advertising costs charged to expense	164.5	148.8	96.6
Advertising costs deferred and included in Prepaid expenses and other current assets	8.2	9.1
Research and Development Expenses {Abstract]
Research and development costs charged to expense	$ 15.6	$ 9.9	$ 7.4
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	25 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years
Computer equipment and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Computer equipment and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Machinery Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Machinery Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Office furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Office furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years